HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT VL I:

333-50280         Stag Accumulator Variable Universal Life (Series I)
333-94617         Stag Protector Variable Universal Life (Series I)
333-07465         Stag Variable Life Artisan

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY SEPARATE ACCOUNT VL I:

333-82866         Stag Wall Street Variable Universal Life (Series I)
033-61267         Stag Variable Life

HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT VL II:

333-88261         Stag Variable Life Last Survivor II (Series I)
033-89990         Stag Variable Life Last Survivor I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY SEPARATE ACCOUNT VL II:

333-67373         Stag Variable Life Last Survivor II (Series I)
033-89988         Stag Variable Life Last Survivor I

SUPPLEMENT DATED AUGUST 24, 2009 TO THE ANNUAL PRODUCT INFORMATION NOTICE DATED
                                  MAY 1, 2009

              SUPPLEMENT TO YOUR ANNUAL PRODUCT INFORMATION NOTICE

EFFECTIVE IMMEDIATELY, UNDER THE "INVESTMENT MANAGEMENT FEES AND OTHER EXPENSES" TABLE, THE EXPENSE INFORMATION IS UPDATED TO REFLECT THE FOLLOWING:

                                                    DISTRIBUTION
                                                       AND/OR                                ACQUIRED
                                                       SERVICE                              FUND FEES
                                   MANAGEMENT          (12B-1)            OTHER                AND
UNDERLYING FUND                       FEE               FEES             EXPENSES            EXPENSES
----------------------------------------------------------------------------------------------------------
Putnam VT Global Asset                 0.700%             N/A               0.250%              0.010%
 Allocation Fund -- Class IA
Putnam VT International New            1.000%             N/A               0.270%                N/A
 Opportunities Fund -- Class
 IA
Putnam VT Income Fund --               0.650%             N/A               0.120%              0.010%
 Class IA
Putnam VT The George Putnam            0.650%             N/A               0.170%              0.020%
 Fund of Boston -- Class IA

                                                       CONTRACTUAL
                                     TOTAL             FEE WAIVER
                                     ANNUAL              AND/OR                NEW TOTAL
                                   OPERATING             EXPENSE               OPERATING
UNDERLYING FUND                     EXPENSES          REIMBURSEMENT             EXPENSES
-----------------------------  -----------------------------------------------------------------
Putnam VT Global Asset                 0.960%              -0.020%              0.940%        (1)(2)(3)
 Allocation Fund -- Class IA
Putnam VT International New            1.270%              -0.040%              1.230%        (1)
 Opportunities Fund -- Class
 IA
Putnam VT Income Fund --               0.780%              -0.020%              0.580%        (1)(4)(5)
 Class IA
Putnam VT The George Putnam            0.840%                 N/A               0.840%        (1)(6)
 Fund of Boston -- Class IA

(1) Putnam Management has also agreed, from August 1, 2009 through July 31, 2010, to limit the fund's expenses (not including brokerage, interest, taxes, investment-related expenses, extraordinary expenses and payments under the fund's investor servicing contract, investment management contract and distribution plan) to an annual rate of 0.200% of the fund's average net assets.

(2) Reflects Putnam Management's contractual obligation, from August 1, 2009 through July 31, 2010, to limit the fund's management fee to an annual rate of 0.700% of the fund's average net assets.

(3) Excludes estimated interest expense accruing in connection with the termination of certain derivatives contracts. Had such interest been included, for each share class, "Other expense" would be 0.310% and "Total annual fund operation expenses" and "Net expenses" would each be increased by 0.060%.

(4) Reflects Putnam Management's contractual obligation, from August 1, 2009 through July 31, 2010, to limit the fund's management fee to an annual rate of 0.450% of the fund's average net assets.

(5) Excludes estimated interest expense accruing in connection with the termination of certain derivatives contracts. Had such interest been included, for each share class, "Other expense" would be 0.370% and "Total annual fund operation expenses" and "Net expenses" would each be increased by 0.250%.

(6) Excludes estimated interest expense accruing in connection with the termination of certain derivatives contracts. Had such interest been included, for each share class, "Other expense" would be 0.270% and "Total annual fund operation expenses" and "Net expenses" would each be increased by 0.010%.

EFFECTIVE OCTOBER 12, 2009, UNDER THE "INVESTMENT MANAGEMENT FEES AND OTHER EXPENSES" TABLE, THE FOLLOWING FUNDS ARE ADDED:

                                                      DISTRIBUTION
                                                         AND/OR                                 ACQUIRED
                                                        SERVICE                                FUND FEES
                                   MANAGEMENT           (12B-1)              OTHER                AND
UNDERLYING FUND                       FEE                 FEES              EXPENSES            EXPENSES
-------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities           0.640%              0.250%              0.150%              0.020%
 Fund -- Class 2
Hartford High Yield HLS Fund           0.700%                N/A               0.040%                N/A
 --Class IA
MFS(R) Research Bond Series            0.500%                N/A               0.140%                N/A
 --Initial Class

                                                       CONTRACTUAL
                                     TOTAL             FEE WAIVER
                                     ANNUAL              AND/OR             NEW TOTAL
                                   OPERATING             EXPENSE            OPERATING
UNDERLYING FUND                     EXPENSES          REIMBURSEMENT          EXPENSES
-----------------------------  -----------------------------------------------------------
Templeton Foreign Securities           1.060%               N/A                 1.060%(i)
 Fund -- Class 2
Hartford High Yield HLS Fund           0.740%               N/A                 0.740%
 --Class IA
MFS(R) Research Bond Series            0.640%               N/A                 0.640%
 --Initial Class

(i) The manager has agreed in advance to reduce its fee from assets invested by the Fund in a Franklin Templeton money market fund (the Sweep Money Fund which is "the acquired fund" in this case) to the extent of the Fund's fees and expenses of the acquired fund. This reduction is required by the Trust's board of trustees and an exemptive order by the Securities and Exchange Commission; this arrangement will continue as long as the exemptive order is relied upon.

EFFECTIVE OCTOBER 12, 2009, UNDER THE "UNDERLYING FUND INVESTMENT OBJECTIVES AND INVESTMENT ADVISERS/SUB-ADVISERS" TABLE, THE FOLLOWING ARE ADDED:

FUNDING OPTION                                INVESTMENT OBJECTIVE SUMMARY               INVESTMENT ADVISER/SUB-ADVISER
--------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund --      Seeks long-term capital growth         Templeton Investment Counsel, LLC
 Class 2
Hartford High Yield HLS Fund -- Class IA  High current income with growth of     Hartford Investment Financial Services, LLC.
                                          capital as a secondary objective       Sub-advised by Hartford Investment Management
                                                                                 Company
MFS(R) Research Bond Series -- Initial    Total return with an emphasis on high  MFS Investment Management
 Class                                    current income, but also considering
                                          capital appreciation.

 THIS SUPPLEMENT SHOULD BE RETAINED WITH THE ANNUAL PRODUCT INFORMATION NOTICE
                             FOR FUTURE REFERENCE.

HV-7943